Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2013
Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts
SCHEDULE II
QIAGEN N.V. AND SUBSIDIARIES
SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS
FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

(in thousands)	Balance at Beginning of Year	Provision Charged to Expense	Write-Offs	Foreign Exchange and Other	Balance at End of Year
Year Ended December 31, 2011:
Allowance for doubtful accounts	$3,227	$2,131	$(593)	$(450)	$4,315
Year Ended December 31, 2012:
Allowance for doubtful accounts	$4,315	$1,048	$(240)	$98	$5,221
Year Ended December 31, 2013:
Allowance for doubtful accounts	$5,221	$6,901	$(1,527)	$88	$10,683